Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance, Beginning of period at Sep. 30, 2009	$ 1,745,485,000	$ 129,320,000	$ 1,574,555,000	$ 196,164,000	$ 54,431,000	$ (208,985,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	118,653,000			118,653,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	(4,749,000)				(4,749,000)
Dividends paid on common stock	(22,450,000)			(22,450,000)
Compensation expense related to common stock	1,213,000		1,213,000
Proceeds from excercise of common stock options	1,759,000	145,000	1,614,000
Tax benefit related to exercise of common stock options	181,000		181,000
Restricted stock	1,055,000	91,000	964,000
Treasury stock	0
Balance, End of period at Sep. 30, 2010	1,841,147,000	129,556,000	1,578,527,000	292,367,000	49,682,000	(208,985,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,141,000			111,141,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	36,107,000				36,107,000
Dividends paid on common stock	(26,796,000)			(26,796,000)
Compensation expense related to common stock	1,087,000		1,087,000
Proceeds from excercise of common stock options	1,631,000	104,000	1,527,000
Tax benefit related to exercise of common stock options	55,000		55,000
Restricted stock	1,841,000	194,000	1,647,000
Treasury stock	(59,680,000)					(59,680,000)
Balance, End of period at Sep. 30, 2011	1,906,533,000	129,854,000	1,582,843,000	376,712,000	85,789,000	(268,665,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	138,183,000			138,183,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	(72,483,000)				(72,483,000)
Dividends paid on common stock	(34,115,000)			(34,115,000)
Compensation expense related to common stock	848,000		848,000
Proceeds from excercise of common stock options	357,000	29,000	328,000
Tax benefit related to exercise of common stock options	0		0
Restricted stock	2,343,000	67,000	2,276,000
Treasury stock	(41,914,000)					(41,914,000)
Balance, End of period at Sep. 30, 2012	$ 1,899,752,000	$ 129,950,000	$ 1,586,295,000	$ 480,780,000	$ 13,306,000	$ (310,579,000)